Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Restricted Net Assets [Abstract]
Restricted Net Assets
21.	Restricted Net Assets
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary, the VIE and subsidiary of the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, the VIE and subsidiary of the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, the VIE and subsidiaries of the VIE.
In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax
profit to the general reserve fund until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WFOE was established as a foreign- invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. For the years ended December 31, 2018, 2019 and 2020, WFOE did not have after-tax
profit and therefore no statutory reserves have been allocated.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.
Foreign exchange and other regulations in the PRC may further restrict the Group’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in
capital and statutory reserves of the Group’s PRC subsidiaries and the equity of the VIE and its subsidiaries, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2020, restricted net assets of the Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE was RMB431,035 (US$66,059).

Assets measured or disclosed at fair value on a recurring basis as of December 31, 2020 are summarized below:

	Fair Value Measurements as of December 31, 2020 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB	US$
Fair value measurement
Short-term investments
Trading debt investments	—	5,187	—	5,187	795
Available-for-sale debt investments	—	44,084	—	44,084	6,756

Total asset measured at fair value	—	49,271	—	49,271	7,551

Assets measured or disclosed at fair value on a recurring basis as of December 31, 2019 are summarized below:

	Fair Value Measurements as of December 31, 2019 using
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments
Trading debt investments	—	7,674	—	7,674

Total asset measured at fair value	—	7,674	—	7,674

The Group values its trading debt investments using the redemption prices provided by the issuing financial institutions that are not market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. These products have original maturities of one year or less; therefore, the carrying values approximate their fair values.
The Group invested in
available-for-sale
debt investments with a
one-year
term in a
closed-end
segregated portfolio fund. The investment objective of the fund is to achieve capital appreciation by primarily investing in shares of target companies to be listed in internationally recognizable stock exchanges in their respective initial public offerings. The fund may hold or invest 100% of its assets in temporary investments such as cash or cash equivalents at the discretion of the management of the fund. The investments cannot be sold or transferred, pledged, mortgaged, encumbered or otherwise disposed of without the prior written consent of the management of the fund.

There were no other assets or liabilities measured at a recurring or non-recurring
basis as of December 31, 2019 and December 31, 2020. The Group measures certain financial and non-financial
assets, including long-term investments and long-lived assets, at fair value on a nonrecurring basis when impairment charges are recognized. No impairment of financial and non-financial
assets was recorded in any of the periods presented.